General information and organization - Summary of Condensed Separate Financial Statements (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Total current assets	¥ 26,559	¥ 26,791
Total non-current assets	40,450	40,463
Total assets	67,009	67,254
Total current liabilities	(11,717)	(10,450)
Total non-current liabilities	(6,165)	(5,749)
Total liabilities	(17,882)	(16,199)
Total revenues	28,339	31,244	¥ 29,153
Profit for the year	3,839	3,215	4,176
Net cash inflow/(outflow) from operating activities	7,481	5,239	4,885
Net cash outflow from investing activities	(1,446)	(5,999)	(14,206)
Net cash inflow/(outflow) from financing activities	(3,419)	(3,710)	5,292
Cash and cash equivalents at beginning of the year	6,591	11,128	15,426
Cash and cash equivalents at end of the year	9,555	6,591	11,128
VIEs And Subsidiaries Of VIEs [Member]
Statements [Line Items]
Total current assets	10,351	9,395
Total non-current assets	7,420	8,722
Total assets	17,771	18,117
Total current liabilities	(6,704)	(6,670)
Total non-current liabilities	(329)	(416)
Total liabilities	(7,033)	(7,086)
Total revenues	27,426	30,949	29,094
Profit for the year	432	(209)	1,625
Net cash inflow/(outflow) from operating activities	(17)	(671)	454
Net cash outflow from investing activities	(379)	(3,554)	(1,099)
Net cash inflow/(outflow) from financing activities	(252)	3,462	715
Net increase/(decrease) in cash and cash equivalents	(144)	(763)	70
Cash and cash equivalents at beginning of the year	634	1,397	1,327
Cash and cash equivalents at end of the year	¥ 490	¥ 634	¥ 1,397